Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The Company’s provision for income taxes consists of the following:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Current:
United States	$(4.1)	$(3.0)	$—
State and local	0.2	0.3	0.4
Foreign	29.9	26.0	22.8
Total current	26.0	23.3	23.2
Deferred:
United States	(3.5)	(10.9)	0.5
State and local	(0.3)	0.1	(0.1)
Foreign	(3.7)	2.4	(9.0)
Total deferred	(7.5)	(8.4)	(8.6)
Total income tax expense	$18.5	$14.9	$14.6

Earnings (Loss) Before Income Taxes
The following sets forth the amount of earnings (loss) before income taxes:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Earnings (loss) before income taxes:
United States	$(32.4)	$(70.0)	$(28.4)
Rest of the world	97.5	92.7	80.0
	$65.1	$22.7	$51.6

Effective Income Tax Rate Reconciliation
The Company’s effective income tax rate differs from the amount calculated using the statutory U.S. federal income tax rate, principally due to the following:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Income tax expense computed at U.S. federal statutory rate	$13.7	$7.9	$18.0
Foreign withholding tax	5.4	8.3	3.9
State and local income taxes, net of federal benefit	(0.3)	0.2	0.2
Foreign tax differential	1.9	(11.3)	(8.6)
Change in tax rates	0.2	(4.6)	(1.9)
Change in valuation allowances	(5.7)	11.5	(2.1)
Uncertain tax positions	0.8	0.2	0.7
Intra-period tax allocation	(2.2)	(3.1)	—
Dividend elimination, subpart F and special charges	6.3	0.4	3.1
Other permanent differences	(0.6)	(0.6)	1.5
Tax credits	(1.2)	(2.5)	(2.1)
Adjust deferred taxes	0.1	0.5	0.2
Share-based compensation	(0.1)	(0.1)	0.9
Deferred transition tax	—	6.5	—
Other	0.2	1.6	0.8
Income tax expense	$18.5	$14.9	$14.6

Net Deferred Tax Assets and Liabilities
Significant components of net deferred tax assets and liabilities are as follows:

	December 31,
	2018	2017
	(in millions)
Deferred tax assets:
Net operating loss and other deferred carryforwards	$69.6	$77.5
Tax credit carryforwards	7.9	15.9
Inventories	6.4	6.3
Employee benefits	10.9	12.0
Accrued liabilities and other	11.2	6.2
Total deferred tax assets	106.0	117.9
Less valuation allowances	(61.0)	(76.5)
Deferred tax assets, net of valuation allowances	45.0	41.4
Deferred tax liabilities:
Goodwill and other intangible assets	62.8	68.1
Property and equipment	11.8	10.3
Withholdings taxes / undistributed non-U.S. earnings	7.8	8.4
Total deferred tax liabilities	82.4	86.8
Net deferred tax liabilities	$(37.4)	$(45.4)

Unrecognized Tax Benefits
The reconciliation of the beginning and ending total amounts of unrecognized tax benefits (exclusive of interest and penalties) is as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Balance as of beginning of year	$11.0	$3.2	$18.1
Additions for tax positions of prior years	2.6	—	—
Additions for tax positions of current year	0.6	7.9	0.8
Reductions due to lapse of statutes and settlements	—	(0.1)	(15.7)
Balance as of the end of year	$14.2	$11.0	$3.2

Tax Years Subject to Examination, by Jurisdiction
The following tax years remain subject to examinations by major tax jurisdictions:

Tax Years
Tax Jurisdiction:
United States	2015 - current
Germany	2012 - current
China	2015 - current
The Netherlands	2015 - current
Canada	2014 - current
India	2015 - current